Supplementary Cash Flow Information Supplemental Cash Flow Information (Tables)	9 Months Ended
Sep. 30, 2021
Supplemental Cash Flow Elements [Abstract]
Schedule of Cash and Cash Equivalents
Total cash, cash equivalents, restricted cash, and cash and restricted cash held for sale are as follows:

	September 30, 2021	December 31, 2020	September 30, 2020	December 31, 2019
	$	$	$	$
Cash and cash equivalents	235,973	348,785	376,563	353,241
Restricted cash – current	11,323	11,144	15,916	56,777
Restricted cash – non-current	40,328	45,961	50,068	44,849
Assets held for sale – cash	—	—	—	1,121
Assets held for sale – restricted cash	—	—	—	337,000
	287,624,000	405,890,000	442,547,000	456,325,000